AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 108.4%
Long-Term Municipal Bonds – 107.2%
Alabama – 1.3%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$3,000	$3,236,224
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	18,565	20,790,490
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046	1,000	1,291,816
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(a)	22,695	24,169,220

		49,487,750

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	8,042,888

Arizona – 2.1%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2 3.625%, 05/20/2033	10,897	11,636,972
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(a)	10,000	10,658,762
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(a)	9,030	10,558,792
Series 2021-A 5.50%, 07/01/2031(a)	280	300,462
6.00%, 07/01/2051(a)	3,000	3,246,102
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(a)	1,000	1,027,142
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,978,513
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	11,254,832

	Principal Amount (000)	U.S. $ Value

Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040-07/01/2055(a)	$6,000	$6,389,683
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(a)	2,000	2,354,864
Series 2018-A 6.00%, 07/01/2052(a)	5,170	5,996,559
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(a)	5,000	5,176,683
Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	1,375	1,496,452
Quechan Indian Tribe of Fort Yuma Series 2012-A 9.75%, 05/01/2025	1,320	1,327,501
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	5,000	6,365,273
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(a)	1,225	1,296,190

		82,064,782

California – 11.6%
Alameda Corridor Transportation Authority Series 2016-B 5.00%, 10/01/2035	5,000	5,616,993
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	3,050,573
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043-02/01/2056(a)	9,055	8,833,217
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(a)	15,000	15,022,942
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(a)	11,070	9,136,534
4.00%, 08/01/2046(a)	3,335	3,011,309

	Principal Amount (000)	U.S. $ Value

California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055	$22,000	$4,178,440
California Educational Facilities Authority (Leland Stanford Junior University (The)) Series 2007-T 5.00%, 03/15/2039	1,925	2,624,990
Series 2010 5.25%, 01/04/2040(b)	12,655	17,846,872
Series 2014-U 5.00%, 05/01/2045	5,505	7,788,607
Series 2019-V 5.00%, 05/01/2049	10,300	14,909,510
Series 2021 5.00%, 04/01/2051	12,330	17,980,782
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2051(c)	10,000	11,075,129
California Housing Finance Agency Series 2019-2 4.00%, 03/20/2033	5,397	5,946,671
Series 2021-1, Class A 3.50%, 11/20/2035	4,288	4,580,226
Series 2021-2 Zero Coupon, 03/25/2035	16,000	1,019,085
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	2,164,013
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(a)	965	965,947
6.875%, 01/01/2042(a)	3,415	3,417,518
Series 2014 5.00%, 01/01/2035	1,050	1,006,379
5.25%, 01/01/2045	2,025	1,864,250
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043-12/31/2047	5,000	5,699,139
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	1,675	1,687,330
California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014-A 7.00%, 06/01/2034	3,800	3,919,977
7.25%, 06/01/2043	6,565	6,771,882
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d) (e) (f)	3,795	75,900

	Principal Amount (000)	U.S. $ Value

California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(a)	$8,595	$8,754,797
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	515	374,284
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036-11/15/2056(a)	4,000	4,406,879
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(a)	1,895	1,974,999
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046-07/01/2051(a)	5,250	5,681,696
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(a)	1,165	1,283,835
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044	2,850	3,036,569
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034(a)	1,000	1,067,374
6.75%, 08/01/2044(a)	6,180	6,618,462
California Statewide Communities Development Authority Series 2012-A 5.625%, 10/01/2032 (Pre-refunded/ETM)	1,000	1,027,871
6.00%, 10/01/2047 (Pre-refunded/ETM)	1,000	1,029,978
California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011-A 7.25%, 08/01/2041	2,000	2,008,131
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/2034	3,470	3,532,020
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041-12/01/2046(a)	10,185	11,392,520
Series 2018 5.25%, 12/01/2048(a)	6,080	7,048,173

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(a)	$10,000	$9,397,737
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(a)	2,800	2,263,153
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(a)	4,000	4,006,389
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(a)	6,000	4,952,051
4.00%, 08/01/2047(a)	3,000	2,690,300
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(a)	1,500	1,314,457
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(a)	7,500	6,430,173
4.00%, 05/01/2057(a)	10,000	8,601,884
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(a)	10,000	10,079,045
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(a)	7,500	7,240,760
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(a)	10,000	10,040,950
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(a)	6,630	5,518,146
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(a)	5,800	5,045,928
4.00%, 07/01/2058(a)	7,360	6,363,170

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(a)	$5,500	$4,597,872
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(a)	2,000	1,682,495
4.00%, 12/01/2056(a)	9,600	8,450,675
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(a)	1,000	872,354
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(a)	5,000	4,461,492
Series 2021-A2 4.00%, 07/01/2056(a)	10,000	10,022,763
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	56,635	57,252,551
Series 2021-B Zero Coupon, 06/01/2066	24,775	3,690,162
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061	16,525	18,185,705
Los Angeles Unified School District/CA Series 2020-C 4.00%, 07/01/2040	10,005	11,359,015
San Diego Unified School District/CA Series 2010-C Zero Coupon, 07/01/2046	10,950	5,317,387
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044	4,000	4,346,003
Series 2021-A 4.00%, 01/15/2044	5,518	6,092,601
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/2036	3,600	3,706,001
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,000	598,332
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,215,648
5.00%, 06/01/2039	680	790,430

		446,017,432

	Principal Amount (000)	U.S. $ Value

Colorado – 1.7%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	$10,000	$9,723,676
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039-12/01/2049	2,500	2,629,413
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2037(a)	5,730	5,950,885
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/2043	1,250	1,284,563
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047	1,000	1,033,484
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051-05/01/2061	1,600	1,673,129
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,526,896
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	943,052
5.125%, 11/01/2049	765	811,492
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	2,057,826
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,750	1,811,868
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	806,901
5.00%, 08/01/2039-08/01/2044(b)	9,595	11,149,557
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(c)	1,175	1,191,454
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(a)	1,750	1,638,846

	Principal Amount (000)	U.S. $ Value

Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	$1,405	$1,448,744
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(a)	10,000	9,299,633
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(a)	2,000	1,882,746
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(a)	1,000	1,009,961
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(a)	3,810	4,018,827
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	1,120,934
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No. 3) Series 2017-A 5.00%, 12/01/2047	2,000	2,067,456
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	221	232,708
AGM Series 2020 5.00%, 12/01/2027-12/01/2050	670	803,336

		66,117,387

Connecticut – 0.7%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036-07/01/2038	2,350	2,642,734
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020-B 2.75%, 01/01/2026(a)	650	651,044
State of Connecticut Series 2013-E 5.00%, 08/15/2031(b)	7,850	8,272,811
State of Connecticut Special Tax Revenue Series 2017 S-3 4.00%, 05/01/2039(b)	9,015	10,178,821
Series 2020 4.00%, 05/01/2036(b)	3,500	3,992,522

		25,737,932

Delaware – 0.1%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2033-01/01/2037(c)	2,650	3,227,812

	Principal Amount (000)	U.S. $ Value

District of Columbia – 0.8%
District of Columbia Series 2012 5.00%, 06/01/2042 (Pre-refunded/ETM)	$2,660	$2,741,531
District of Columbia (American Society of Hematology, Inc. (The)) Series 2012 5.00%, 07/01/2036 (Pre-refunded/ETM)	3,000	3,043,174
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041-06/01/2046	3,705	4,039,844
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042-07/01/2048	6,800	7,611,241
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	163,875	14,683,326

		32,119,116

Florida – 6.9%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040-10/01/2046(c)	4,150	4,256,907
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012-A 8.00%, 10/01/2042-10/01/2046	4,065	4,310,280
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,000	4,335,098
Align Affordable Housing Bond Fund LP (SHI - Lake Worth LLC) Series 2021 3.25%, 12/01/2051(a)	15,000	13,382,815
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,090	2,185,505
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(a)	1,550	1,607,468
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028-10/01/2032	2,300	2,677,194
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(a)	1,500	1,520,199

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(a)	$3,000	$3,255,880
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045-06/01/2055(a)	2,000	2,128,861
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 5.00%, 11/01/2050	12,190	14,347,940
City of Lakeland FL (Florida Southern College) Series 2012-A 5.00%, 09/01/2037-09/01/2042	1,500	1,520,289
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	6,830	7,492,226
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039-09/01/2053	4,250	1,692,160
County of Broward FL Airport System Revenue 5.00%, 10/01/2030-10/01/2039(b)	9,680	11,405,537
Series 2019-A 5.00%, 10/01/2031(b)	1,500	1,776,518
5.00%, 10/01/2036	3,000	3,535,172
County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	3,000	3,244,628
County of Miami-Dade Seaport Department Series 2021-B 4.00%, 10/01/2046-10/01/2050	10,000	11,000,849
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035-10/01/2039	1,595	959,455
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039-04/01/2051(a)	2,470	2,683,574
Florida Atlantic University Finance Corp. Series 2019-A 5.00%, 07/01/2031-07/01/2036(b)	11,700	13,923,295
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(a)	5,000	5,380,569
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc.) Series 2021 3.00%, 07/01/2031(a)	675	671,717

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.) Series 2021 4.00%, 07/01/2051(a)	$1,950	$2,002,596
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035-06/15/2055(a)	4,435	4,902,924
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044-03/01/2049	4,170	4,732,976
Greater Orlando Aviation Authority 5.00%, 10/01/2034-10/01/2044(b)	13,000	15,284,340
Series 2019-A 5.00%, 10/01/2032(b)	10,000	11,903,579
Hillsborough County Aviation Authority 5.00%, 10/01/2048(b)	10,000	11,711,925
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2014 5.00%, 11/15/2039-11/15/2044	14,850	16,201,557
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037-01/01/2048	25,135	28,572,025
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(c)	5,000	5,088,335
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041-10/01/2051	2,815	2,967,631
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	1,180	1,175,058
Series 2022 4.25%, 06/01/2056(c)	2,100	2,044,416
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	2,000	2,346,108
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047-01/01/2052	6,950	7,320,662
Tampa Florida Hospitals 4.00%, 07/01/2045(b)	15,415	16,800,027
Town of Davie FL Series 2013-A 6.00%, 04/01/2042 (Pre-refunded/ETM)	9,050	9,538,152

	Principal Amount (000)	U.S. $ Value

Village Community Development District No. 13 Series 2020 3.50%, 05/01/2051(a)	$2,000	$2,005,394
Series 2021 1.80%, 05/01/2026	400	391,958

		264,283,799

Georgia – 0.7%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2047	2,650	3,028,447
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(a)	10,000	10,858,036
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038-01/01/2059	9,945	11,500,352

		25,386,835

Guam – 0.2%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	2,790	3,254,033
Territory of Guam Series 2019 5.00%, 11/15/2031	890	988,273
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	5,000	5,413,836

		9,656,142

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,011,811

Illinois – 11.1%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035-12/01/2039	15,500	16,556,235
Series 2016-A 7.00%, 12/01/2044	3,095	3,580,466
Series 2017-A 7.00%, 12/01/2046(a)	4,975	6,084,120
Series 2017-B 6.75%, 12/01/2030(a)	11,365	14,101,661
7.00%, 12/01/2042(a)	2,400	2,951,548
Series 2017-C 5.00%, 12/01/2034	5,055	5,655,091
Series 2017-G 5.00%, 12/01/2044	8,150	9,033,167

	Principal Amount (000)	U.S. $ Value

Series 2018-A 5.00%, 12/01/2028-12/01/2033	$11,150	$12,707,240
Series 2018-C 5.00%, 12/01/2026	4,900	5,514,571
Series 2019-B 5.00%, 12/01/2030-12/01/2033	1,775	2,034,809
Series 2022-B 4.00%, 12/01/2041	5,000	5,279,034
Chicago O’Hare International Airport 5.00%, 01/01/2053(b)	10,000	11,331,101
Series 2017-D 5.25%, 01/01/2036	5,000	5,784,725
Series 2018-B 5.00%, 01/01/2053(b)	10,000	11,539,063
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050-12/01/2055(b)	14,760	16,178,303
City of Chicago IL Series 2014-A 5.00%, 01/01/2023 (Pre-refunded/ETM)	695	718,461
5.00%, 01/01/2036	1,080	1,141,972
Series 2015-2 5.00%, 01/01/2025	400	434,556
Series 2015-A 5.50%, 01/01/2033	1,000	1,098,029
Series 2016-C 5.00%, 01/01/2038	590	648,300
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	7,950	5,855,665
Illinois Finance Authority 4.00%, 08/15/2036-08/15/2041(b)	16,250	18,535,376
Series 2015 5.25%, 05/15/2050 (Pre-refunded/ETM)	2,300	2,566,149
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(a)	1,000	1,055,358
Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043-08/01/2046	3,190	3,387,586
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047-02/15/2050	2,790	3,064,191
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035-09/01/2041	2,155	2,321,167
5.00%, 09/01/2036-09/01/2040	1,540	1,779,383
Illinois Finance Authority (OSF Healthcare System Obligated Group) Series 2020 4.00%, 05/15/2050	1,000	1,094,366

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	$11,613	$10,564,765
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,195,177
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015-C 5.00%, 08/15/2044	4,500	4,962,009
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042-01/01/2046	16,985	19,315,175
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041-12/15/2051	49,175	19,607,243
Series 2012-B 4.25%, 06/15/2042	1,000	1,010,007
Series 2017-A 5.00%, 06/15/2057	12,475	13,638,134
Series 2017-B Zero Coupon, 12/15/2054	8,000	2,161,451
Series 2022 4.00%, 12/15/2047-06/15/2052(c)	12,560	13,171,744
State of Illinois Series 2010 7.35%, 07/01/2035	7,500	9,066,041
Series 2014 5.00%, 05/01/2029-05/01/2036	30,065	32,017,393
Series 2016 5.00%, 02/01/2025-11/01/2032	42,755	47,860,817
Series 2017-D 5.00%, 11/01/2024-11/01/2028	22,035	25,044,412
Series 2018-A 5.00%, 10/01/2028-05/01/2030	10,520	12,185,954
Series 2018-B 5.00%, 10/01/2024	5,000	5,435,872
Series 2019-B 4.00%, 11/01/2033	1,500	1,625,489
5.00%, 11/01/2030	5,565	6,548,888
Series 2020-B 5.00%, 10/01/2028-10/01/2031	4,085	4,812,949
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	8,436	8,527,589
Series 2016-B 7.00%, 03/01/2033	3,782	3,824,566
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	1,467	1,500,687
5.00%, 03/01/2036	8,950	9,197,887
Series 2015-B 6.00%, 03/01/2036	2,594	2,710,837

		428,016,779

	Principal Amount (000)	U.S. $ Value

Indiana – 1.4%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(a)	$3,350	$3,076,647
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)	6,915	7,252,126
Indiana Finance Authority (Baptist Healthcare System Obligated Group) Series 2017 5.00%, 08/15/2051	3,715	4,248,033
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana Inc. (The)) Series 2010 5.50%, 08/15/2045	2,010	2,016,490
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	18,845	15,538,492
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038-04/01/2040	4,260	4,646,148
Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026-11/15/2030(c)	3,000	3,046,366
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,847,821
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	6,375	6,323,719
Series 2020-A 3.00%, 11/01/2030	2,690	2,668,361
Series 2021-B 2.50%, 11/01/2030	4,025	3,846,716

		55,510,919

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2018-B 5.25%, 12/01/2050	6,060	6,496,498
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031-12/01/2051	12,305	12,766,051

	Principal Amount (000)	U.S. $ Value

Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	$5,000	$5,384,741
Xenia Rural Water District Series 2016 5.00%, 12/01/2041	4,000	4,434,999

		29,082,289

Kansas – 0.4%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	7,500	8,782,013
Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037-03/01/2049	6,560	6,723,180

		15,505,193

Kentucky – 1.6%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038	745	816,722
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017-B 5.00%, 08/15/2046	1,430	1,639,137
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044-08/01/2049(b)	14,640	16,971,531
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	7,778,926
5.50%, 11/15/2045	2,350	2,354,765
Series 2016-A 5.00%, 05/15/2046-05/15/2051	8,000	8,162,799
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,601,648
5.25%, 06/01/2041	3,650	4,178,818
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,674,321
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(c)	10,000	11,167,965

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	$370	$445,011

		60,791,643

Louisiana – 0.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	8,048,233
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,750,118
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	28,442
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(e) (f)	7,250	73
Series 2014-A 8.375%, 07/01/2039(e) (f)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051(b)	10,000	10,929,416
New Orleans Aviation Board Series 2017-B 5.00%, 01/01/2048	2,350	2,610,951
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040-10/01/2040(a)	1,760	2,200,988
St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	4,600	4,838,420

		34,406,811

Maine – 0.7%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(a)	7,270	7,883,379
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037-07/01/2045(b)	10,405	11,591,464

	Principal Amount (000)	U.S. $ Value

Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 07/01/2039(b)	$8,100	$8,685,849

		28,160,692

Maryland – 2.0%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,602,239
6.125%, 07/01/2039	750	800,593
6.25%, 07/01/2044	2,000	2,134,442
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017-A 5.00%, 09/01/2037-09/01/2045(a)	2,885	3,092,409
Maryland Economic Development Corp. Series 2020 3.25%, 09/01/2030	500	512,936
4.00%, 09/01/2050	1,500	1,566,680
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025-01/01/2036	4,065	4,752,239
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040-07/01/2045	5,275	5,786,552
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 01/05/2050(b)	34,000	46,454,669
State of Maryland Department of Transportation Series 2022-2 5.00%, 12/01/2023-12/01/2028(c)	9,400	10,374,060

		77,076,819

Massachusetts – 2.3%
Commonwealth of Massachusetts Series 2022-B 4.00%, 02/01/2044	10,000	11,541,724
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2047	16,595	18,329,491
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034-10/01/2043	5,500	6,165,720
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 07/01/2034-07/01/2047	4,400	4,118,598

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	$1,000	$1,074,207
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(a)	1,000	1,070,205
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2040	8,075	10,945,051
Massachusetts Development Finance Agency (Springfield College) Series 2021 5.00%, 06/01/2025-06/01/2030	2,085	2,341,859
Series 2021-B 4.00%, 06/01/2041	1,355	1,437,809
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2036-07/01/2044	10,430	12,122,946
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036-07/01/2038(b)	16,600	19,709,008

		88,856,618

Michigan – 1.1%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	7,000	6,378,518
Series 2018 5.00%, 04/01/2037	1,700	1,923,221
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047-11/01/2052	2,245	2,385,507
Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	45	51,549
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014 5.00%, 07/01/2044	5	5,058
Series 2014-C6 5.00%, 07/01/2033	2,750	2,973,840
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029-07/01/2030	2,400	2,597,079
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027-02/01/2042	1,215	1,293,185

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	$30,750	$3,912,821
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039-07/01/2044	14,780	15,428,642
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	105,700	5,209,974

		42,159,394

Minnesota – 0.5%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051-09/01/2061	1,100	1,080,987
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(b)	10,250	11,951,229
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036-07/01/2041	1,830	1,885,315
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041-06/01/2056(a)	3,000	2,765,065

		17,682,596

Mississippi – 0.4%
Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(a)	1,000	1,080,794
5.00%, 10/01/2031(a)	2,850	3,410,025
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036-09/01/2046	8,685	9,876,571
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	465	516,499
5.00%, 01/01/2035	750	891,608

		15,775,497

	Principal Amount (000)	U.S. $ Value

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	$1,900	$2,144,585
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(a)	5,000	5,289,641
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(a)	1,950	1,930,183
Series 2021 2.00%, 11/15/2046	1,165	57,257
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	804	790,232
Series 2021-C 7.50%, 11/15/2046	643	597,447
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 Series 2021 5.00%, 11/15/2046	2,610	2,394,976
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036-08/15/2051	10,000	10,549,694
Series 2021-A 5.00%, 08/15/2056	5,000	5,530,573

		29,284,588

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 09/01/2037	1,500	1,531,214
Series 2017-A 5.00%, 01/09/2032(b)	10,730	13,101,577
5.00%, 09/01/2042	14,215	18,315,647
Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 05/15/2044	4,015	4,281,915

		37,230,353

Nevada – 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(a)	11,500	1,838,384

	Principal Amount (000)	U.S. $ Value

City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(a)	$2,550	$2,563,775
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,289,657
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(a)	1,635	1,695,820

		9,387,636

New Hampshire – 0.9%
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(a)	1,240	1,246,341
Series 2020-B 3.75%, 07/01/2045(a)	2,475	2,496,531
New Hampshire Business Finance Authority National Finance Authority Series 2020-1 4.125%, 01/20/2034	12,468	13,893,113
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	8,920	12,806,697
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2016 5.00%, 01/01/2046 (Pre-refunded/ETM)	4,285	4,862,020

		35,304,702

New Jersey – 6.3%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014 5.00%, 06/15/2040	2,845	3,050,682
Series 2015-W 5.25%, 06/15/2040	4,725	5,222,268
Series 2017-B 5.00%, 11/01/2026	10,000	11,401,095
Series 2017-D 5.00%, 06/15/2042	5,000	5,599,402
Series 2018-A 5.00%, 06/15/2047	5,000	5,617,188
Series 2019 5.25%, 04/01/2028	2,720	3,202,770
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	10,387,211

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037-10/01/2047	$10,750	$12,001,968
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,577,383
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	4,140	4,241,291
Series 2014-B 5.625%, 11/15/2030	4,525	4,856,544
New Jersey Educational Facilities Authority (Stevens Institute of Technology) Series 2020-A 4.00%, 07/01/2050	1,195	1,279,577
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028-06/15/2029	22,140	25,122,078
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013-A 5.00%, 06/15/2036	5,000	5,208,663
Series 2015-A 5.00%, 06/15/2045	1,000	1,090,640
Series 2018-A 5.00%, 12/15/2033-12/15/2035	21,245	24,518,322
Series 2019 5.00%, 06/15/2038-06/15/2046	5,095	5,827,806
Series 2019-B 4.00%, 06/15/2036-06/15/2037	2,985	3,223,264
Series 2020-A 4.00%, 06/15/2045	1,000	1,075,305
Series 2022-A 4.00%, 06/15/2041-06/15/2042(c)	12,500	13,557,979
5.00%, 06/15/2035(c)	13,625	16,393,973
South Jersey Transportation Authority Series 2014-A 5.00%, 11/01/2039	7,765	8,334,941
State of New Jersey Series 2020 4.00%, 06/01/2032	6,000	6,980,413
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	52,440	58,403,524

		244,174,287

New Mexico – 0.3%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 07/01/2042	8,155	8,255,567
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039-07/01/2049	4,380	4,659,628

		12,915,195

	Principal Amount (000)	U.S. $ Value

New York – 7.4%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	$9,620	$10,540,110
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(a)	2,050	2,211,183
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	7,490,003
5.50%, 11/01/2044	2,875	3,078,928
City of New York NY Series 2020-A 5.00%, 08/01/2030-08/01/2031(b)	21,500	26,724,130
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(f)	5,000	5,000,000
Metropolitan Transportation Authority Series 2013-A 5.00%, 11/15/2023	2,130	2,225,265
Series 2015-A 5.00%, 11/15/2045	4,830	5,217,915
Series 2015-F 5.00%, 11/15/2024	1,575	1,728,041
Series 2016-A 4.00%, 11/15/2025	1,415	1,530,755
5.00%, 11/15/2032	1,295	1,435,539
Series 2016-B 5.00%, 11/15/2025-11/15/2037	13,900	15,554,883
Series 2016-D 5.00%, 11/15/2027	4,630	5,261,250
Series 2017-B 5.00%, 11/15/2023	1,095	1,164,448
Series 2017-C 5.00%, 11/15/2028	1,650	1,931,340
Series 2018-B 5.00%, 11/15/2025-11/15/2026	3,530	3,990,911
Series 2019-A 5.00%, 11/15/2048	2,000	2,176,902
Series 2020-C 4.75%, 11/15/2045	2,000	2,267,545
Series 2020-D 4.00%, 11/15/2048	10,000	10,714,671
5.00%, 11/15/2043	4,000	4,682,823
Series 2020-E 4.00%, 11/15/2026-11/15/2045	4,000	4,345,402
5.00%, 11/15/2027	1,750	2,034,293
Series 2021-A 4.00%, 11/15/2047	5,000	5,381,041

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	$3,150	$3,252,767
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	7,315	6,089,980
9.00%, 01/01/2041(a)	3,660	3,501,041
New York City Housing Development Corp. Series 2020-A 2.55%, 08/01/2040	1,355	1,287,331
New York City NY Transitional 5.00%, 02/01/2032(b)	8,640	8,953,112
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	8,218,163
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 03/15/2044	1,900	1,903,075
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2029-01/01/2033	7,500	8,520,912
Series 2020 4.375%, 10/01/2045	21,325	22,810,529
5.00%, 10/01/2035-10/01/2040	5,015	5,811,936
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016-A 5.00%, 07/01/2041	17,110	18,215,333
5.25%, 01/01/2050	8,000	8,516,929
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,865	5,843,197
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 4.00%, 05/15/2056(b)	12,000	13,323,608
Series 2022 5.00%, 05/15/2052(b)	13,000	18,797,835
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	4,104,850
5.25%, 09/15/2042-09/15/2053	11,510	10,828,039
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(a)	7,650	7,531,449
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(a)	1,650	1,536,727

		285,734,191

	Principal Amount (000)	U.S. $ Value

North Carolina – 0.3%
County of New Hanover NC Series 2017 5.00%, 10/01/2047 (Pre-refunded/ETM)	$1,000	$1,180,588
Fayetteville State University Series 2023 5.00%, 04/01/2033-04/01/2043(a) (c)	5,430	6,338,699
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,687,449
University of North Carolina at Chapel Hill (University of North Carolina Hospitals at Chapel Hill) Series 2019 5.00%, 02/01/2049	3,000	4,142,180

		13,348,916

North Dakota – 0.3%
City of Grand Forks ND (Altru Health System Obligated Group) Series 2021 4.00%, 12/01/2037	2,600	2,844,132
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	1,550	1,494,250
7.00%, 12/15/2043(a)	1,610	1,513,188
County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	5,000	5,668,640

		11,520,210

Ohio – 5.7%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	5,712,459
5.00%, 06/01/2055	101,260	110,237,023
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2020 4.00%, 08/01/2047	3,000	3,306,438
Series 2021 4.00%, 08/01/2041	7,000	7,886,953
5.00%, 08/01/2030-08/01/2034	4,410	5,441,944
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042-02/15/2052	25,160	28,754,606
5.25%, 02/15/2047	7,575	8,742,643

	Principal Amount (000)	U.S. $ Value

County of Franklin OH (First Community Village Obligated Group) Series 2013 5.625%, 07/01/2047	$11,835	$11,113,447
Series 2019 5.00%, 07/01/2049	2,900	2,715,411
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	611,438
5.125%, 12/01/2049	690	742,252
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(a)	5,215	2,503,200
Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(a)	3,700	3,373,589
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009-A 4.375%, 06/01/2033	2,730	2,744,949
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(a)	1,540	1,684,476
Ohio Turnpike & Infrastructure Commission Series 2022 5.00%, 02/15/2039(c)	10,500	12,934,761
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	1,610	1,618,816
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	1,000	972,896
Toledo-Lucas County Port Authority (ParkUToledo Inc) Series 2021 4.00%, 01/01/2057	7,065	7,320,671

		218,417,972

Oklahoma – 0.8%
Comanche County Memorial Hospital Series 2015 5.00%, 07/01/2022	500	505,900
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038-09/01/2039	3,545	3,658,306
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044-08/01/2049	9,045	10,090,377

	Principal Amount (000)	U.S. $ Value

Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.50%, 08/15/2057	$11,290	$13,376,762
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(a)	2,000	1,791,766

		29,423,111

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	1,000	1,068,781
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.40%, 10/01/2044	2,750	2,881,929
5.50%, 10/01/2049	5,650	5,924,910
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	500	489,335

		10,364,955

Pennsylvania – 3.2%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(a)	3,070	3,380,102
Series 2018 5.00%, 05/01/2042(a)	2,325	2,596,578
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2046	5,000	5,391,005
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046-06/01/2051	11,665	12,728,777
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,269,711
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	4,475	4,581,771
4.00%, 11/01/2036	865	974,751
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(b)	2,000	2,431,837
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(b)	8,000	9,557,184

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	$1,000	$1,155,859
Lancaster County Hospital Authority/PA (St. Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040-03/01/2045	1,500	1,636,981
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 01/05/2057(b)	10,000	11,854,589
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	19,058,914
Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(a)	1,640	1,599,400
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp.) Series 2012-A 5.00%, 11/01/2041	3,620	3,699,909
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034-12/31/2038	11,930	13,105,640
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	2,010	2,314,656
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,366,383
6.50%, 06/01/2045	2,390	2,509,507
6.625%, 06/01/2050	3,870	4,069,458
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050-08/01/2054	3,825	4,344,152
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051-01/01/2057(a)	12,395	9,381,500
Series 2016-B 6.08%, 01/01/2026(a)	625	607,718
Series 2016-C Zero Coupon, 01/01/2036(a)	3,010	1,118,103
Series 2016-D Zero Coupon, 01/01/2057(g)	59,415	3,564,900

		124,299,385

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 9.8%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	$3,830	$631,070
Series 2008-A Zero Coupon, 05/15/2057	70,000	4,754,029
Series 2008-B Zero Coupon, 05/15/2057	445,000	24,450,035
Commonwealth of Puerto Rico Series 2006-A 5.25%, 07/01/2023(d) (e)	1,440	1,445,400
Series 2011-A 5.75%, 07/01/2041(d) (e)	3,440	3,405,600
Series 2012-A 5.50%, 07/01/2039(d) (e)	5,760	5,457,600
Series 2014-A 8.00%, 07/01/2035(d) (e)	15,355	13,800,314
AGC Series 2001-A 5.50%, 07/01/2029	500	525,129
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	5,335	5,001,194
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	2,535	2,716,454
Series 2020-A 4.00%, 07/01/2023(a)	3,000	3,110,876
5.00%, 07/01/2025-07/01/2047(a)	25,000	28,711,071
Series 2021-B 4.00%, 07/01/2042-07/01/2047(a)	5,740	6,169,284
5.00%, 07/01/2025-07/01/2037(a)	15,270	17,818,910
Series 2022-A 4.00%, 07/01/2047(a) (c)	3,230	3,441,562
5.00%, 07/01/2033-07/01/2037(a) (c)	20,000	23,835,438
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032-07/01/2037(d) (e)	17,470	17,972,263
Series 2008-W 5.00%, 07/01/2028(d) (e)	7,285	7,494,444
5.375%, 07/01/2024(d) (e)	3,700	3,829,500
Series 2010-A 5.25%, 07/01/2029-07/01/2030(d) (e)	2,760	2,853,150
Series 2010-C 5.00%, 07/01/2021(d) (h)	1,530	1,573,988
5.25%, 07/01/2027-07/01/2028(d) (e)	7,255	7,499,856
Series 2010-D 5.00%, 07/01/2020(d) (h)	1,660	1,707,725
5.00%, 07/01/2021(d) (e)	920	946,450
5.00%, 07/01/2022	610	627,538

	Principal Amount (000)	U.S. $ Value

Series 2010-X 5.25%, 07/01/2027-07/01/2040(d) (e)	$13,760	$14,224,400
5.75%, 07/01/2036(d) (e)	1,000	1,041,250
Series 2010-Z 5.25%, 07/01/2019(d) (h)	1,715	1,772,881
5.25%, 07/01/2022	1,565	1,617,819
5.25%, 07/01/2024-07/01/2025(d) (e)	2,010	2,077,838
Series 2012-A 5.00%, 07/01/2029-07/01/2042(d) (e)	3,545	3,646,919
AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,578,279
NATL Series 2007-V 5.25%, 07/01/2029	215	225,835
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	4,260	4,420,986
AGC Series 2007-C 5.50%, 07/01/2031	655	696,852
AGC Series 2007-N 5.25%, 07/01/2036	3,560	3,710,874
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	16,195	16,721,337
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 04/01/2042	1,665	1,689,975
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024-07/01/2046	55,699	19,131,206
Series 2019-A 4.329%, 07/01/2040	21,770	23,784,463
4.55%, 07/01/2040	2,637	2,914,727
5.00%, 07/01/2058	67,981	76,067,476

		378,101,997

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031-05/15/2034	6,285	6,996,276

South Carolina – 1.0%
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	2,615	2,531,849
6.50%, 06/01/2051(a)	1,520	1,462,221

	Principal Amount (000)	U.S. $ Value

South Carolina Public Service Authority Series 2013-A
5.125%, 12/01/2043	$1,480	$1,577,143
Series 2013-B 5.125%, 12/01/2043	1,120	1,193,514
Series 2014-A 5.00%, 12/01/2049	14,225	15,310,268
Series 2014-C 5.00%, 12/01/2046	5,445	5,943,416
Series 2015-A 5.00%, 12/01/2050	8,775	9,732,339

		37,750,750

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041-08/01/2051	4,455	4,701,920

Tennessee – 1.3%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(a)	19,305	19,981,208
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	885,242
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 08/15/2042	2,455	2,495,722
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,000	1,033,204
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(a)	100	6,500
Series 2018-A 6.25%, 04/01/2049(a)	4,465	2,143,200
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(a)	1,300	1,260,646
Shelby County Health Educational & Housing Facilities Board Series 2012 5.00%, 12/01/2032 (Pre-refunded/ETM)	2,075	2,137,808
5.25%, 12/01/2042 (Pre-refunded/ETM)	5,700	5,885,296
5.375%, 12/01/2047 (Pre-refunded/ETM)	1,700	1,756,842

	Principal Amount (000)	U.S. $ Value

Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	$1,020	$1,023,043
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044-12/01/2049	4,325	4,551,222
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	5,800	5,367,365

		48,527,298

Texas – 6.0%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	3,154,154
Series 2021-B 5.00%, 10/01/2050(a)	4,250	4,399,773
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,401,395
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	613,787
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(a)	6,205	6,428,549
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	1,500	1,579,810
5.25%, 12/01/2035	1,200	1,288,881
Central Texas Regional Mobility Authority Series 2015-A 5.00%, 01/01/2035 (Pre-refunded/ETM)	2,180	2,442,469
5.00%, 01/01/2040 (Pre-refunded/ETM)	8,035	9,002,404
5.00%, 01/01/2045 (Pre-refunded/ETM)	6,300	7,058,512
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	5,069,604
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	13,525,375
Series 2015-B 5.00%, 07/15/2030-07/15/2035	4,655	4,983,932

	Principal Amount (000)	U.S. $ Value

Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	$2,470	$2,507,373
Series 2013 6.00%, 08/15/2043	1,000	1,057,699
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,265,937
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(a)	2,000	2,025,394
Decatur Hospital Authority (Wise Regional Health System) Series 2014-A 5.25%, 09/01/2044	6,300	6,797,026
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,511,370
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2043-12/01/2056	11,290	2,771,756
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033-10/15/2044	16,315	18,239,966
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,987,980
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	15,000	15,772,101
New Hope Cultural Education Facilities Finance Corp. (BSPV - Plano LLC) Series 2019 7.25%, 12/01/2053	4,145	3,002,062
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	9,130	5,181,044
7.50%, 11/15/2036-11/15/2037	2,630	2,519,294
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037-01/01/2042	9,770	10,312,073
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	1,680	1,795,832
Series 2022 4.25%, 01/01/2057(c)	5,000	4,674,933

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	$2,200	$2,185,793
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	1,077,860
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	1,298,226
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	16,727,005
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(a)	1,460	1,450,228
Series 2021 2.75%, 01/01/2036(a)	1,750	1,576,547
2.875%, 01/01/2041(a)	2,000	1,704,264
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	2,000	2,215,443
Red River Health Facilities Development Corp. Series 2014-A 7.75%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,333,959
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d) (e) (f)	5,720	1,430,000
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045	2,585	775,500
Series 2015-B 5.00%, 11/15/2036	1,125	337,500
Series 2017 5.25%, 11/15/2047	845	253,500
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	16,668	17,169,334
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044-10/01/2049	3,960	4,202,127

	Principal Amount (000)	U.S. $ Value

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	$23,230	$26,511,026
Uptown Development Authority Series 2017-A 5.00%, 09/01/2040	1,985	2,170,795

		229,789,592

Utah – 0.7%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 3.00%, 05/15/2050	3,550	3,632,606
4.00%, 05/15/2043	2,750	3,088,490
5.00%, 05/15/2043-05/15/2050	13,000	15,709,542
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	3,000	2,716,338
Utah Charter School Finance Authority Series 2012 6.30%, 07/15/2032 (Pre-refunded/ETM)	850	867,387
6.55%, 07/15/2042 (Pre-refunded/ETM)	1,890	1,930,042

		27,944,405

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 05/01/2033	3,100	3,124,040

Virginia – 2.9%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 07/01/2046	1,750	1,929,126
Fairfax County Economic Development Authority Series 2013-A 5.00%, 12/01/2047 (Pre-refunded/ETM)	2,605	2,776,005
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013-A 5.00%, 12/01/2042 (Pre-refunded/ETM)	3,915	4,171,999
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017-A 5.00%, 01/01/2042-01/01/2048	1,940	2,063,250
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(a)	1,275	1,295,922
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	31,159,882
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(a)	4,000	4,157,521
Series 2015-A 5.00%, 07/01/2035-07/01/2045(a)	4,310	4,488,925

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	$7,000	$7,565,954
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 01/01/2032	6,240	6,330,495
Series 2022 4.00%, 07/01/2035-01/01/2039(c)	25,500	27,573,250
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo. LLC) Series 2022 4.00%, 01/01/2035(c)	4,500	4,886,650
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	11,275	12,918,406

		111,317,385

Washington – 4.0%
Energy Northwest (Bonneville Power Administration) Series 2021 5.00%, 07/01/2040	10,000	12,539,829
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,913,556
Port of Seattle WA Series 2019 5.00%, 04/01/2044(b)	10,000	11,750,710
State of Washington Series 2021-A 5.00%, 08/01/2040-08/01/2044	20,600	25,767,935
Washington Health Care Facilities Authority 5.00%, 09/01/2055(b)	10,000	11,918,689
Series 2019-A 5.00%, 08/01/2049(b)	1,500	1,730,133
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039-08/01/2044(b)	5,485	6,377,336
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	3,330,787
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(a)	440	458,657
4.00%, 12/01/2040-12/01/2048(a)	3,040	3,370,722
Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 08/15/2036-08/15/2037	9,800	11,136,538

	Principal Amount (000)	U.S. $ Value

Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	$10,600	$11,497,588
Washington State Housing Finance Commission Series 2012-A 6.75%, 10/01/2047 (Pre-refunded/ETM)(a)	18,350	18,963,514
Series 2021-1, Class A 3.50%, 12/20/2035	10,042	10,464,978
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036-01/01/2046(a)	6,625	6,884,685
Series 2019-A 5.00%, 01/01/2044-01/01/2049(a)	715	751,725
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	5,315	5,390,375
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(a)	4,185	4,498,416
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035(c)	1,650	1,817,842

		154,564,015

West Virginia – 0.5%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(a)	1,000	934,748
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(a)	2,250	2,371,078
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	2,050,252
West Virginia Hospital Finance Authority Series 2013-A 5.50%, 06/01/2044 (Pre-refunded/ETM)	7,050	7,442,393

	Principal Amount (000)	U.S. $ Value

West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) Series 2019 5.00%, 09/01/2038-09/01/2039	$3,870	$4,584,971

		17,383,442

Wisconsin – 3.5%
Public Finance Authority 4.00%, 06/01/2045(b)	10,000	11,092,688
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(a)	6,175	5,655,105
UMA Education, Inc. Series 2019 5.00%, 10/01/2034-10/01/2039(a)	14,340	16,117,336
Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	44,075	15,241,395
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2034-02/15/2035	2,100	2,374,671
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	2,422,418
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046-11/01/2054	2,080	2,227,494
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(a)	750	787,675
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(a)	8,770	9,309,650
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	27,000	28,348,823
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	5,090	5,483,482
Series 2016-D 4.05%, 11/01/2030	1,780	1,900,048
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	1,109,722

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(a)	$3,850	$3,606,474
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 5.75%, 11/15/2044(a)	1,100	1,157,425
6.00%, 11/15/2049(a)	1,500	1,585,884
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,740	1,915,752
Series 2020 5.00%, 04/01/2050(a)	800	884,397
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056	16,500	14,542,232
Series 2022 4.00%, 06/01/2049(c)	4,000	3,583,373
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(a)	1,725	1,798,110
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	2,000	1,961,403
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041-12/01/2051	3,000	3,323,653

		136,429,210

Total Long-Term Municipal Bonds (cost $4,060,617,922)		4,127,214,767

Short-Term Municipal Notes – 1.2%
Florida – 0.0%
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc.) Series 2021 3.00%, 07/01/2022(a)	100	99,719

Puerto Rico – 1.2%
Commonwealth of Puerto Rico Series 2021 5.50%, 06/01/2022(a)	27,250	27,692,812
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2021-B 5.00%, 07/01/2022(a)	2,370	2,403,119

	Principal Amount (000)	U.S. $ Value

Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) Series 2021 5.25%, 06/01/2022(a) (c)	$13,810	$15,484,463

		45,580,394

Total Short-Term Municipal Notes (cost $44,870,009)		45,680,113

Total Municipal Obligations (cost $4,105,487,931)		4,172,894,880

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 1.1%
Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(a)	7,730	7,105,261

Consumer Cyclical - Entertainment – 0.3%
Wild Rivers Water Park 8.50%, 11/01/2051	13,125	12,898,988

Consumer Non-Cyclical – 0.3%
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/2029(a)	10,000	9,496,300

Services – 0.0%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025	5,265	1,737,450

Transportation - Airlines – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	4,040	4,140,192
5.75%, 04/20/2029(a)	3,585	3,663,798
United Airlines, Inc. 4.375%, 04/15/2026(a)	2,761	2,755,257
4.625%, 04/15/2029(a)	2,000	1,952,880

		12,512,127

Total Corporates - Non-Investment Grade (cost $44,894,685)		43,750,126

CORPORATES - INVESTMENT GRADE – 0.2%
Industrial – 0.2%
Services – 0.2%
Novant Health, Inc. 3.168%, 11/01/2051 (cost $8,000,000)	8,000	7,614,000

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
California Housing Finance Agency Series 2021-3, Class A 3.25%, 08/20/2036	3,985	4,198,034
Series 2021-3, Class X 0.764%, 08/20/2036(i)	14,222	981,364
Washington State Housing Finance Commission Series 2021-1, Class X 0.725%, 12/20/2035(i)	7,925	457,402

Total Commercial Mortgage-Backed Securities (cost $5,869,434)		5,636,800

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio - Class AB, 0.01%(j) (k) (l) (cost $44,182,015)	44,182,015	$44,182,015

Total Investments – 111.0% (cost $4,208,434,065)(m)		4,274,077,821
Other assets less liabilities – (11.0)%		(423,791,984)

Net Assets – 100.0%		$3,850,285,837

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	(5.00)%	Quarterly	3.65%	USD	35,000	$ (2,299,320)	$ (3,328,616)	$1,029,296

*	Termination date

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$2,506,206	$—	$2,506,206
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,240,332	—	1,240,332
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,222,625	—	1,222,625
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	102,526	—	102,526
USD	75,520	01/15/2026	CPI#	3.765%	Maturity	(1,429,918)	—	(1,429,918)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(1,884,502)	—	(1,884,502)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(1,324,322)	—	(1,256,588)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(1,460,379)	—	(1,460,379)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	17,750,338	—	17,750,338
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	20,034,959	—	20,034,959
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(1,112,645)	—	(1,112,645)
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(642,049)	—	(642,049)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	5,075,760	—	5,075,760
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	5,031,716	—	5,031,716
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	1,792,313	—	1,792,313
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	1,987,161	—	1,987,161
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	917,673	—	917,673
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(458,028)	—	(458,028)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(658,226)	—	(658,226)

						$48,691,540	$—	$48,759,274

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	100,000	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	$4,025,442	$—	$4,025,442
USD	100,000	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	3,499,902	—	3,499,902
USD	75,000	01/15/2028	1.173%	3 Month LIBOR	Semi-Annual/ Quarterly	2,724,601	—	2,724,601
USD	65,000	02/15/2028	1.412%	3 Month LIBOR	Semi-Annual/ Quarterly	1,638,616	—	1,638,616
USD	140,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	4,391,488	(103,656)	4,495,144
USD	79,000	01/15/2031	1.240%	3 Month LIBOR	Semi-Annual/ Quarterly	4,390,185	—	4,390,185
USD	45,000	01/15/2031	1.323%	3 Month LIBOR	Semi-Annual/ Quarterly	2,099,663	—	2,099,663
USD	45,800	04/15/2032	1.280%	1 Day SOFR	Annual	1,494,989	—	1,494,989
USD	50,130	10/03/2033	0.695%	3 Month LIBOR	Semi-Annual/ Quarterly	6,688,201	—	6,688,201
USD	35,000	10/03/2033	1.078%	3 Month LIBOR	Semi-Annual/ Quarterly	3,201,965	—	3,201,965
USD	30,000	10/03/2033	0.783%	3 Month LIBOR	Semi-Annual/ Quarterly	3,713,647	—	3,713,647
USD	117,790	10/09/2038	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	23,043,562	—	23,043,562
USD	69,000	02/15/2041	1 Day SOFR	1.657%	Annual	(927,353)	—	(927,353)
USD	55,500	02/15/2041	1 Day SOFR	1.770%	Annual	280,082	—	280,082
USD	45,000	02/15/2041	3 Month LIBOR	2.166%	Quarterly/ Semi-Annual	832,252	—	832,252
USD	27,000	02/15/2041	1 Day SOFR	1.697%	Annual	(186,193)	—	(186,193)
USD	11,000	02/15/2041	1 Day SOFR	1.715%	Annual	(42,565)	—	(42,565)
USD	18,640	10/01/2048	1.123%	3 Month LIBOR	Semi-Annual/ Quarterly	3,473,624	—	3,473,624
USD	8,150	02/15/2051	1.942%	3 Month LIBOR	Semi-Annual/ Quarterly	63,322	—	63,322

						$64,405,430	$(103,656)	$64,509,086

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	726	$(176,014)	$(86,676)	$(89,338)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	508	(123,138)	(60,874)	(62,264)
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,473	(599,513)	(302,381)	(297,132)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	373	(90,543)	(35,398)	(55,145)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,958	(2,414,472)	(917,192)	(1,497,280)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,033	(1,220,274)	(592,935)	(627,339)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,834	(929,572)	(357,788)	(571,784)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,547	(617,622)	(243,987)	(373,635)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	205	(49,739)	(19,625)	(30,114)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	164	(39,839)	(19,487)	(20,352)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	8,316	(2,016,325)	(1,144,161)	(872,164)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,322	(805,468)	(300,915)	(504,553)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,087	(748,486)	(355,657)	(392,829)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	2,489	$ (603,617)	$ (219,819)	$ (383,798)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	954	(231,306)	(116,178)	(115,128)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	14,937	(3,621,708)	(1,326,239)	(2,295,469)

						$ (14,287,636)	$ (6,099,312)	$ (8,188,324)

*	Termination date

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	$687,658	$—	$687,658

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $831,519,481 or 21.6% of net assets.

(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	When-Issued or delayed delivery security.
(d)	Non-income producing security.
(e)	Defaulted.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$3,795,000	$75,900	0.00%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034	07/10/2015	5,000,000	5,000,000	0.13%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039	11/22/2013	5,203,615	73	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014-A 8.375%, 07/01/2039	07/31/2014	11,810,208	170	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038	08/31/2012	5,720,000	1,430,000	0.04%

(g)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of February 28, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	$6,400,520	$3,564,900	0.09%

(h)	Defaulted matured security.
(i)	IO - Interest Only.
(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(m)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $305,386,572 and gross unrealized depreciation of investments was $(132,945,826), resulting in net unrealized appreciation of $172,440,746.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

OSF – Order of St. Francis

SD – School District

SOFR – Secured Overnight Financing Rate

XLCA – XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$4,127,214,767	$—	$4,127,214,767
Short-Term Municipal Notes	—	45,680,113	—	45,680,113
Corporates - Non-Investment Grade	—	43,750,126	—	43,750,126
Corporates - Investment Grade	—	7,614,000	—	7,614,000
Commercial Mortgage-Backed Securities	—	5,636,800	—	5,636,800
Short-Term Investments	44,182,015	—	—	44,182,015
Liabilities:
Floating Rate Notes(a)	(310,025,000)	—	—	(310,025,000)

Total Investments in Securities	(265,842,985)	4,229,895,806	—	3,964,052,821
Other Financial Instruments(b):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	57,661,609	—	57,661,609
Centrally Cleared Interest Rate Swaps	—	65,561,541	—	65,561,541
Interest Rate Swaps	—	687,658	—	687,658
Liabilities:
Centrally Cleared Credit Default Swaps	—	(2,299,320)	—	(2,299,320)
Centrally Cleared Inflation (CPI) Swaps	—	(8,970,069)	—	(8,970,069)
Centrally Cleared Interest Rate Swaps	—	(1,156,111)	—	(1,156,111)
Credit Default Swaps	—	(14,287,636)	—	(14,287,636)

Total	$(265,842,985)	$4,327,093,478	$—	$4,061,250,493

(a)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$171,023	$521,164	$648,005	$44,182	$10